GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15GA

Exhibit 99.3 - Schedule 3

ATR QM Data Fields
Loans in Report: 23

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
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